COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jan. 02, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of minimum aggregate rental commitments under non-cancelable operating and capital leases
Fiscal Year	2016	2017	2018	2019	2020	Thereafter	Total
In millions
Operating leases	$61.7	$61.6	$59.2	$54.6	$53.9	$172.9	$463.9
Capital leases	2.1	2.1	2.2	2.3	2.3	10.8	21.8